Other financial and non-financial liabilities	12 Months Ended
Dec. 31, 2024
Other Financial And Non Financial Liabilities [Line Items]
Other Financial And Non Financial Liabilities Explanatory
Note 19

Other liabilities
a) Other financial liabilities measured at amortized

cost

USD m 31.12.24 31.12.23
Other accrued expenses 3,140 3,270
Accrued interest expenses 5,876 6,692
Settlement and clearing accounts 1,944 1,519
Lease liabilities 4,597 5,502
Other

5,476 3,868
Total other financial liabilities measured at amortized cost 21,033 20,851
b) Other financial liabilities designated at fair value

USD m 31.12.24 31.12.23
Financial liabilities related to unit-linked investment contracts 17,203 15,992
Securities financing transactions 5,798 7,416
Over-the-counter debt instruments and other 5,698 6,076
Total other financial liabilities designated at fair value 28,699 29,484
c) Other non-financial liabilities

USD m 31.12.24 31.12.23
Compensation-related liabilities 9,592 9,746
of which: Deferred Contingent Capital Plan 1,847 1,709
of which: financial advisor compensation plans 1,621 1,483
of which: cash awards and other compensation plans 4,393 4,723 of which: net defined benefit liability 763 796
of which: other compensation-related liabilities
1
969 1,035
Current tax liabilities 1,671 1,460
Deferred tax liabilities 340 325
VAT,

withholding tax and other tax payables
1,156 1,120
Deferred income 555 635
Liabilities of disposal groups held for sale
2
1,199
Other 320 802
Total other non-financial liabilities 14,834 14,089
1

Includes liabilities for payroll taxes and untaken vacation.

2

Refer to Note 29 for more information about the agreement to sell Select Portfolio Servicing.